Document and Entity Information	0 Months Ended
Dec. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2014
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Apr. 22, 2015
Document Effective Date	Apr. 22, 2015
Prospectus Date	Apr. 22, 2015
U.S. Global Jets ETF | U.S. Global Jets ETF
Risk/Return:
Trading Symbol	JETS